Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands		12 Months Ended
		Mar. 28, 2015	Mar. 29, 2014	Mar. 30, 2013
Statement of Comprehensive Income [Abstract]
Net (loss) income		$ (8,632)	$ (5,801)	$ 1,513
Other comprehensive loss:
Foreign currency translation adjustments	[1],[2]	(2,359)	(2,006)	(501)
Total comprehensive (loss) income		$ (10,991)	$ (7,807)	$ 1,012

[1]	Item that may be reclassified to the Statement of Operations in future periods
[2]	The change in cumulative translation adjustments is not due to reclassifications out of accumulated other comprehensive income (loss).